SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Operating Leases
2024	$ 77,142	$ 74,895
2025	79,456	77,142
2026	54,224	79,456
2026		54,225
Total undiscounted cash flows	$ 248,730	$ 285,718
Operating lease, weighted average remaining lease term	3 years 2 months 12 days	3 years 8 months 1 day	4 years 2 months 12 days	4 years 8 months 1 day
Weighted-average discount rate	10.00%	10.00%	10.00%	10.00%
Lease liabilities, current Present values	$ 215,147	$ 240,625
Lease liabilities—current	57,049	53,200		$ 46,091
Lease liabilities—long-term	158,098	187,425		$ 240,625
Lease liabilities—total	215,147	240,625
Difference between undiscounted and discounted cash flows	33,583	$ 45,093
2023 (remaining 6 months)	$ 37,908